Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On July 12, 2024, Sponsor HoldCo made a capital contribution of $25,000 in consideration for 6,708,333 Class B ordinary shares (the “founder shares”). Effective as of January 10, 2025, upon the expiry of the underwriters’ over-allotment option, 875,000 founder shares were forfeited by Sponsor HoldCo, such that the number of founder shares collectively represents 25% of the Company’s issued and outstanding shares upon the completion of the IPO. On August 6, 2024, Sponsor HoldCo transferred 30,000 founder shares to each of the Company’s independent directors and 130,000 founder shares to the Company’s Executive Chairman (an aggregate of 220,000).

The holders of founder shares have agreed, subject to limited exceptions, not to transfer, assign or sell any of their founder shares until 180 days after completion of the Company’s initial Business Combination.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, either of Sponsor HoldCo, the Sponsor, any of their respective affiliates or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the Class A ordinary share or unit upon the consummation of the initial Business Combination at lender’s discretion, up to $2,000,000 of such Working Capital Loans for each such person may be convertible into a price of $10.00 per Class A ordinary share or unit, as applicable, at the option of the lender. Such Class A ordinary shares would be identical to the Class A ordinary shares sold as part of the Private Placement Units (“Private Placement Shares”), and such Units would be identical to the Private Placement Units. As of March 31, 2026 and December 31, 2025, there were no Working Capital Loans outstanding.

Advisory Agreement

In connection with the transactions contemplated by the Business Combination Agreement, on November 26, 2025, the Company and Sponsor entered into an advisory agreement (the “Advisory Agreement”) pursuant to which the Sponsor will provide certain services to the Company including, without limitation, in each case relating to the Business Combination, assisting the Company in preparing presentations, introducing the Company to potential investors, assisting the Company in arranging meetings with stockholders of PAD to the extent applicable, and assisting the Company with the preparation of any press releases and filings. The Advisory Agreement provides for the Company to pay to the Sponsor a fee of up to $240,000 (which, in the sole discretion of the Company, may be payable in up to 12 monthly installments). For the three months ended March 31, 2026, the Company did not incur any fees.

Senior Advisor Services Agreement

In connection with the transactions contemplated by the Business Combination Agreement, on December 1, 2025, the Company and Annie Gishen entered into a senior advisor services agreement (the “Services Agreement”) pursuant to which Ms. Gishen will provide certain services to the Company including, without limitation, providing support to our Chief Executive Officer, the board of directors, and the partners of the Sponsor, undertaking special tasks or project work delegated by the senior management team and providing such other services as the Company reasonably requests. Ms. Gishen is the daughter of Adam Gishen, our Chief Executive Officer. The Services Agreement provides for the Company to pay Ms. Gishen a monthly fee of $4,000. For the three months ended March 31, 2026, the Company incurred a total of $12,000 in fees associated with the Services Agreement.

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On July 12, 2024, Sponsor HoldCo made a capital contribution of $25,000 in consideration for 6,708,333 Class B ordinary shares (the “founder shares”). Effective as of January 10, 2025, upon the expiry of the underwriters’ over-allotment option, 875,000 founder shares were forfeited by Sponsor HoldCo, such that the number of founder shares collectively represents 25% of the Company’s issued and outstanding shares upon the completion of the IPO. On August 6, 2024, Sponsor HoldCo transferred 30,000 founder shares to each of the Company’s independent directors and 130,000 founder shares to the Company’s Executive Chairman (an aggregate of 220,000).

The holders of founder shares have agreed, subject to limited exceptions, not to transfer, assign or sell any of their founder shares until 180 days after completion of the Company’s initial Business Combination.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, either of Sponsor HoldCo, the Sponsor, any of their respective affiliates or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the Class A ordinary share or unit upon the consummation of the initial Business Combination at lender’s discretion, up to $2,000,000 of such Working Capital Loans for each such person may be convertible into a price of $10.00 per Class A ordinary share or unit, as applicable, at the option of the lender. Such Class A ordinary shares would be identical to the Private Placement Shares, and such units would be identical to the Private Placement Units. As of December 31, 2025 and 2024, there were no Working Capital Loans outstanding.

Advisory Agreement

In connection with the transactions contemplated by the Business Combination Agreement, on November 26, 2025, the Company and Sponsor entered into an advisory agreement (the “Advisory Agreement”) pursuant to which the Sponsor will provide certain services to the Company including, without limitation, in each case relating to the Business Combination, assisting the Company in preparing presentations, introducing the Company to potential investors, assisting the Company in arranging meetings with stockholders of PAD to the extent applicable, and assisting the Company with the preparation of any press releases and filings. The Advisory Agreement provides for the Company to pay to the Sponsor a fee of up to $240,000 (which, in the sole discretion of the Company, may be payable in up to 12 monthly installments).